7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Minimum lease payments in respect of lease liability (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Minimum lease payments in respect of lease liability

As at January 31, 2026 and 2025, minimum lease payments in respect of lease liability and the effect of discounting are as follows:

	2026	2025
Undiscounted minimum lease payments:
Less than one year	$47,250	$46,620
Second year	-	47,250
	47,250	93,870
Effects of discounting	(2,933)	(10,815)
Present value of minimum lease payments	44,317	83,055
Less: current portion	(44,317)	(38,738)
Non-current portion	$-	$44,317